Liquidity - Commercial Paper (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 930	€ 930
Carrying amount of commercial paper	€ 928	€ 931
Interest rate	1.23%	0.83%		0.87%
Commercial Paper
Disclosure of financial liabilities [line items]
Weighted average interest rate	1.96%
Interest rate		(0.48%)
Commercial Paper | Highest
Disclosure of financial liabilities [line items]
Maturities	6 months
Short-term Loan 1
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			3.25%
Notional amount			€ 950
Short-term Loan 2
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			3.22%
Notional amount			€ 500